Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 587,588	$ 635,740	$ 634,139
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	43,752	40,822	35,090
Share-based compensation	35,344	35,022	30,000
Non-cash contribution to 401(k) plan	8,743	8,735	8,862
Deferred income tax provision (benefit)	18,437	229	(7,179)
Provision for doubtful accounts	5,201	4,285	7,158
Loss (gain) on sale of property and equipment	407	536	(143)
Other income from investment in unconsolidated entity	(27,765)	(30,501)	(26,177)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable, net	83,425	(85,555)	(36,035)
Inventories, net	11,957	(41,678)	64,620
Accounts payable and other liabilities	(203,051)	197,765	(162,042)
Other, net	5,575	7,702	13,661
Net cash provided by operating activities	569,613	773,102	561,954
Cash flows from investing activities:
Purchases of short-term cash investments	(300,000)	(255,669)	0
Capital expenditures	(34,550)	(30,090)	(35,478)
Business acquisitions, net of cash acquired	(19,198)	(5,173)	(3,822)
Other investments	(500)	0	(500)
Investment in unconsolidated entity	0	0	(2,849)
Proceeds from sale of property and equipment	457	262	1,306
Proceeds from maturities of short-term cash investments	255,669	0	0
Net cash used in investing activities	(98,122)	(290,670)	(41,343)
Cash flows from financing activities:
Dividends on common stock	(473,765)	(423,521)	(382,646)
Distributions to non-controlling interest	(132,196)	0	(73,589)
Net repayments of finance lease liabilities	(5,974)	(6,027)	(4,045)
Repurchases of common stock to satisfy employee withholding tax obligations	(3,657)	(39,673)	(2,828)
Net (repayments) proceeds under current revolving credit agreement	0	(15,400)	15,400
Net proceeds from the sale of Common stock	0	281,784	15,179
Net repayments under prior revolving credit agreement	0	0	(56,400)
Payment of fees related to revolving credit agreement	0	0	(844)
Proceeds from dividend reinvestment plan	21,665	13,224	0
Proceeds from issuances of Common stock under employee related plans	24,812	31,083	29,127
Net cash used in financing activities	(568,116)	(158,530)	(460,076)
Effect of foreign exchange rate changes on cash and cash equivalents	3,637	(7,743)	2,072
Net (decrease) increase in cash and cash equivalents	(92,988)	316,159	62,607
Cash and cash equivalents at beginning of year	526,271	210,112	147,505
Cash and cash equivalents at end of year	433,283	526,271	210,112
Unconsolidated Entity [Member]
Cash flows from financing activities:
Proceeds from non-controlling interest for investment	0	0	570
W.L. Lashley Associates, Inc [Member]
Cash flows from financing activities:
Proceeds from non-controlling interest for investment	$ 999	$ 0	$ 0